UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



                  Investment Company Act file number: 811-21689
                                                      ---------


                          The Piedmont Investment Trust
                          -----------------------------
               (Exact Name of Registrant as Specified in Charter)


       120 Club Oaks Court, Suite 200, Winston-Salem, North Carolina 27104
       -------------------------------------------------------------------
                    (Address of Principal Executive Offices)


                                Julian G. Winters
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 336-765-2020
                                                            ------------

                        Date of fiscal year end: March 31
                                                 --------


             Date of reporting period: July 1, 2005 - June 30, 2006
                                       ----------------------------

ITEM 1.  PROXY VOTING RECORDS

                                        THE PIEDMONT SELECT VALUE FUND
                                        ------------------------------

                                                                                                        Fund Vote
                                                                                                        ---------
                                                                                    Management
Issuer          Ticker       Cusip         Date         Proposal                    Recommendation    For     Against    Proponent
___________________________________________________________________________________________________________________________________

                                                        Amendment to amend and
                                                        restate bylaws to increase
Nabors                                     3/15/2006    total number of shares           for            X               management
                NBR          G6359F103

                                                        Directors   reccomen:   A
                                                        vote for  election of the
Lennar                                     3/15/2006    following nominees               for            X               management

                                                        The stockholder proposal
                                                        regarding declassifying
               LEN           526057104     3/15/2006    the board of directors         against          X               shareholder
                                                        Proxies executed and
                                                        returned will be so voted
                                                        unless contrary
                                                        instructions
                                                        are indicated on the proxy

                                                        The stockholder  proposal
                                                        regarding indexed options.


                                           3/15/2006    Proxies executed and           against          X               shareholder
                                                        returned well be so voted
                                                        unless contrary
                                                        instructions are indicated
                                                        on this proxy

                                                        A vote for election of the       for            X               management
Dover Corporation                          4/2/2006     following nominees

                                                        To  transact  such  other
                                                        business as may  properly
                DOV          260003108     4/2/2006     come before the meeting          for            X               management
                                                        A vote for election of the
General Electric Company                   4/10/2006    following nominees               for            X               management
                                                        Ratification of selection of
                GE           369604103     4/10/2006    independent auditor              for            X               management
                                           4/10/2006    Cumulative voting              against          X               shareholder
                                                        curb over-extended
                                           4/10/2006    directors                      against          X               shareholder
                                                        One director from the
                                           4/10/2006    ranks of retirees              against          X               shareholder
                                                        Independent board
                                           4/10/2006    chairman                       against          X               shareholder
                                                        Director election majority
                                           4/10/2006    vote standard                  against          X               shareholder
                                                        Report on global warming
                                           4/10/2006    science                        against                against   shareholder
                                                        A vote for election of the
Texas Instruments Incorporated             4/10/2006    following nominees               for            X               management
                                                        Board proposal to ratify
                                                        the  appointment of Ernst
                                                        & Young LLP as
                TXN          882508104     4/10/2006    company's                        for            X               management

                                                                                                        Fund Vote
                                                                                                        ---------
                                                                                    Management
Issuer          Ticker       Cusip         Date         Proposal                    Recommendation    For     Against    Proponent
___________________________________________________________________________________________________________________________________

                                                        independent registered
                                                        public acounting firm                                           management
                                                        A vote for election of the
Stryker Corporation                        4/10/2006    following nominees               for            X               management
                                                        Consider and act upon
                                                        approval of the 2006 long
                SYK          863667101     4/10/2006    term  incentive plan             for            X               management
                                                        Ratify the appointment of
                                                        Ernst & Young LLP as
                                                        independent auditors for
                                           4/10/2006     2006                            for            X               management
                                                        A vote for election of the
Chubb Corporation                          4/10/2006    following nominees               for            X               management
                                                        Vote on the adoption of
                                                        the Chubb Corporation
                                                        Annual  Incentive
                CB           171232101     4/10/2006    Compensation                     for            X               management
                                                        plan (2006)                                                     management
                                                        Ratify the appointment of
                                                        Ernst & Young LLP as
                                           4/10/2006    independent auditors             for            X               management
                                                        Vote on a shareholder
                                                        proposal regarding the
                                                        manner in which directors
                                           4/10/2006    are                            against          X              shareholder
                                                        elected
                                                        Vote on a shareholder
                                                        proposal regarding
                                           4/10/2006    political contributions        against                against  shareholder
                                                        A vote for election of the
Wells Fargo & Company                      4/10/2006    following nominees               for            X              management
                                                        Proposal to ratify
                                                        appointment of KPMG
                                                        LLP as independent
                WFC          949746101     4/10/2006    auditors 2006                    for            X              management
                                                        Stockholder proposal
                                                        regarding a director
                                                        election by-law
                                           4/10/2006    amendment                      against          X              shareholder
                                                        Stockholder proposal
                                                        regarding separation of
                                                        board chair and CEO
                                           4/10/2006    positions                      against          X              shareholder
                                                        Stockholder proposal
                                                        regarding director
                                           4/10/2006    compensation                   against          X              shareholder
                                                        Stockholder proposal
                                                        regarding a report on
                                                        home mortgage disclosure
                                           4/10/2006    act                            against          X              shareholder
                                                        (HMDA) data
                                                        A vote for election of the
Noble Corporation                          4/10/2006    following nominees               for            X               management

                                                                                                        Fund Vote
                                                                                                        ---------
                                                                                    Management
Issuer          Ticker       Cusip         Date         Proposal                    Recommendation    For     Against    Proponent
___________________________________________________________________________________________________________________________________

                                                        appointment of
                                                        Pricewaterhouse LLP as
                NBL          655044105     4/10/2006    independent auditor              for            X               management
                                                        for 2006
                                                        Member  (shareholder)
                                                        proposal to separate the

                                           4/10/2006    position of chairman/          against          X               shareholder
                                                        chief executive officer
                                                        A vote for election of the
Bellsouth Corporation                      4/10/2006    following nominees               for            X               management

                                                        Ratify the appointment of
                                                        the  independent registered
                BLS          79860102      4/10/2006    public accounting firm           for            X                management
                                                        Shareholder proposal RE:
                                                        disclosure of political
                                           4/10/2006    contributions                  against          X               shareholder
                                                        A vote for election of the
Diagnostics Incorporation                  4/20/2006    following nominees              for             X               management
                                                        Proposal to ratify the
                                                        selection of
                                                        Pricewaterhousecoopers
                DGX             74834L100  4/20/2006    LLP as our             X        for             X               management
                                                        independent registered
                                                        public accounting firm for
                                                        2006

                                                        Proposal to approve an
                                                        amendment to the charter

                                           4/20/2006    to increase the number         for              X               management
                                                        of authorized shares of
                                                        common stocks to 600
                                                        million
                                                        Proposal to approve the
                                                        amended employee stock
                                           4/20/2006    purchase plan                  for              X               management
                                                        A vote for election of the
Pepsico Inc                                4/20/2006    following nominees             for              X               management
                                                        Approval of independent
                                                        registered public
                PEP          713448108     4/20/2006    accountants                    for              X               management
                                                        Shareholder proposal -
                                           4/20/2006    political contributions      against            X                shareholder
                                                        Shareholder proposal
                                           4/20/2006    Charitable contributions     against                 against    shareholder
                                                        A vote for election of the
Thermo Electron Corporation                4/20/2006    following nominees             for              X               management
                                                        Ratification of selection of
                TMO          883556102     4/20/2006    independent auditors           for              X               management
                                                        Stockholder proposal
                                                        regarding the vote
                                                        standard for director
                                           4/20/2006    elections                    against            X                shareholder

                                                                                                        Fund Vote
                                                                                                        ---------
                                                                                    Management
Issuer          Ticker       Cusip         Date         Proposal                    Recommendation    For     Against    Proponent
___________________________________________________________________________________________________________________________________

                                                        A vote for election of the
Cummins Inc                                4/20/2006    following nominees             for            X                 management
                                                        Proposal to ratify the
                                                        appointment  of
                                                        Pricewaterhousecoopers
                CMI          231021106     4/20/2006    LLP as auditors                for            X                 management
                                                        for the year 2006
                                                        A vote for election of the
Transocean Inc.                            4/20/2006    following nominees             for            X                 management
                                                        Approval of the
                                                        appointment of Ernst &
                                                        Young LLP to serve as
                RIG          G90078109     4/20/2006    independent                    for            X                 management
                                                        registered public
                                                        accounting firm for 2006
                                                        Election of Hank Brown as
Sealed Air Corporation                     4/20/2006    a Director                     for            X                 management
                                                        Election of Michael Chu as
                SEE             81211k100  4/20/2006    a Director                     for            X                 management
                                                        Election of Lawrence R.
                                           4/20/2006    Codey as a Director            for            X                 management
                                                        Election of Dermot
                                           4/20/2006    Dunphy as a Director           for            X                 management
                                                        Election of Charles F.
                                           4/20/2006    Farrell,  Jr. as a Director    for            X                 management
                                                        Election of William V.
                                           4/20/2006    Hickey as a Director           for            X                 management
                                                        Election of Jacqueline B.
                                           4/20/2006    Kosecoff as a Director         for            X                 management
                                                        Election of Kenneth P.
                                           4/20/2006    Manning as a Director          for            X                 management
                                                        Election of Wiliam J.
                                           4/20/2006    Marino as a Director           for            X                 management
                                                        Ratification  of  the
                                                        appointment  of  KPMG
                                                        LLP  as   independent
                                           4/20/2006    auditor for the                for            X                 management
                                                        year ending December 31,
                                                        2006
                                                        A vote for election of the
The Charles Schwab Corporation             4/25/2006    following nominees             for            X                 management
                                                        Approval of amendments
                                                        to the certificate of
                                                        incorporation and bylaws
                SCH          808513105     4/25/2006    to                             for            X                 management
                                                        provide for the annual
                                                        election of directors
                                                        Stockholder  proposal
                                                        regarding the effect of a
                                           4/25/2006    flat tax                     against          X                 shareholder
                                                        Stockholder proposal
                                                        regarding political
                                           4/25/2006    contributions                against               against     shareholder
                                                        Stockholder proposal
                                           4/25/2006    regarding majority voting    against          X                shareholder

                                                                                                        Fund Vote
                                                                                                        ---------
                                                                                    Management
Issuer          Ticker       Cusip         Date         Proposal                    Recommendation    For     Against    Proponent
___________________________________________________________________________________________________________________________________

                                                        Stockholder proposal
                                                        regarding severance
                                           4/25/2006    payments                     against          X                 shareholder
                                                        A vote for election of the
International Paper Company                4/25/2006    following nominees             for            X                 management
                                                        Ratificaton of Deloitte &
                                                        Touche LLP as the
                                                        company's independent
                LH           460146103     4/25/2006    registered                     for            X                  management
                                                        public accounting firm for
                                                        2006
                                                        Proposal relating to
                                                        majority voting for
                                           4/25/2006    directors                    against          X                  shareholder
                                                        Proposal relating to

                                           4/25/2006    sustainable forestry         against          X                  shareholder
                                                        Proposal relating to
                                                        annual election of
                                           4/25/2006    directors                    against          X                  shareholder
                                                        The election as directors
Occidental Petroleum Corporation           4/20/2006    for the following nomines      for            X                  management
                                                        Ratification of the
                                                        selection  of KPMG as
                OXY          674599105     4/20/2006    indpendent auditors            for            X                  management
                                                        Approval of increase in
                                           4/20/2006    Authorized Capital Stock       for            X                  management
                                                        A vote for election of the
Raytheon Company                           4/25/2006    following nominees             for            X                  management
                                                        Ratification of independent
                TRN          755111507     4/25/2006    auditors                       for            X                  management
                                                        Terms of performance
                                                        awards underlong-term
                                           4/25/2006    performance plan               for            X                  management
                                                        Majority voting for
                                           4/25/2006    directors                    against          X                  shareholder
                                           4/25/2006    Cumulative voting            against          X                  shareholder
                                                        supplemental executive
                                           4/25/2006    retirement plan              against          X                  shareholder
                                                        Independent board
                                           4/25/2006    chairman                     against          X                  shareholder
                                                        Election of director: E.
Motorola Inc                               4/25/2006    Zander                         for            X                  management
                                                        Election of director: H.L.
                MOT          620076109     4/25/2006    Fuller                         for            X                  management
                                                        Election of director: J.
                                           4/25/2006    Lewent                         for            X                  management
                                                        Election of director: T.
                                           4/25/2006    Meredith                       for            X                  management
                                                        Election of director: N.
                                           4/25/2006    Negroponte                     for            X                  management
                                                        Election of director: I.
                                           4/25/2006    Nooyi                          for            X                  management
                                                        Election of director: S.
                                           4/25/2006    Scott, III                     for            X                  management

                                                                                                        Fund Vote
                                                                                                        ---------
                                                                                    Management
Issuer          Ticker       Cusip         Date         Proposal                    Recommendation    For     Against    Proponent
___________________________________________________________________________________________________________________________________

                                                        Election of director: R.
                                           4/25/2006    Sommer                         for            X                  management
                                                        Election of director: J.
                                           4/25/2006    Stengel                        for            X                  management
                                                        Election of director: D.
                                           4/25/2006    Warner, III                    for            X                  management
                                                        Election of director:  J.
                                           4/25/2006    White                          for            X                  management
                                                        Election of director: M.
                                           4/25/2006    White                          for            X                  management
                                                        Adoption of the Motorola
                                                        Omnibus Incentive Plan
                                           4/25/2006    for 2006                       for            X                  management

                                                        Shareholder proposal RE:
                                           4/25/2006    Redeem or vote poison pill    against         X                  shareholder
                                                        A vote for election of the
Laboratory Corp. of  America Holding       4/25/2006    following nominees             for            X                  management
                                                        Approval of the
                                                        amendment to the 1995
                                                        stock plan for non-
                LH              50540r409  4/25/2006    employee directors             for            X                  management
                                                        Ratification of the
                                                        appointment of
                                                        Pricewaterhousecoopers
                                           4/25/2006    LLP as laboratory              for            X                  management
                                                        corporation of America
                                                        Holdings' independent
                                                        registered public
                                                        accounting firm
                                                        for 2006
                                                        A vote for election of the
Amerada Hess Corporation                   4/25/2006    following nominees             for            X                  management
                                                        Ratification of the
                                                        selection of Ernst & Young
                                                        LLP as independent
                HES          42809H107     4/25/2006    auditors                       for            X                  management
                                                        for fiscal year ending
                                                        December 31, 2006
                                                        Proposal to change the
                                                        name of the company to
                                           4/25/2006    Hess Corporation               for            X                  management
                                                        Proposal  to amend the
                                                        company's restated
                                                        certificate of incorporation
                                           4/25/2006    to                             for            X                  management
                                                        increase the number of
                                                        authorized shares of
                                                        common stock to
                                                        600,000,000
                                                        shares
                                                        Proposal to approve the
                                                        performance incentive
                                           4/25/2005    plan for senior officers       for            X                  management

                                                                                                        Fund Vote
                                                                                                        ---------
                                                                                    Management
Issuer          Ticker       Cusip         Date         Proposal                    Recommendation    For     Against    Proponent
___________________________________________________________________________________________________________________________________

                                                        A vote for election of the
Danaher Corporation                        4/25/2006    following nominees             for            X                  management
                                                        Ratify the selection of
                                                        Ernst & Young  LLp as the
                DHR          235851102     4/25/2006    company's independent          for            X                  management
                                                        registered public
                                                        accounting firm for the
                                                        year ending December 31,
                                                        2006
                                                        A vote for election of the

Lowe's  Companies, Inc                      5/5/2006    following nominees             for            X                  management
                                                        To approve Lowe's
                                                        Companies, Inc 2006
                LOW          548661107     5/5/2006     incentive plan                 for            X                  management
                                                        To approve Lowe's
                                                        Companies, Inc 2006 long-
                                           5/5/2006     term  incentive plan           for            X                  management
                                                        To ratify the appointment
                                                        of Deloitte & Touche LLP
                                           5/5/2006     as the company's               for            X                  management
                                                        indpendent accountants
                                                        To approve amendments
                                                        to the company's articles
                                           5/5/2006     of incorporation               for            X                  management
                                                        Shareholder proposal
                                                        entitled "Wood
                                           5/5/2006     procurement Report"        against                   against     shareholder
                                                        A vote for election of the
Halliburtion Company                       5/5/2006     following nominees             for            X                  management
                                                        Proposal for ratification
                HAL          406216101     5/5/2006     of the selection of auditors   for            X                  management

                                                        Proposal to amend
                                           5/5/2006     certificate of incorporation   for            X                  management
                                                        Proposal on severance
                                           5/5/2006     agreements                     for                   against     management
                                                        Proposal on Human
                                           5/5/2006     Rights Review                against                 against     shareholder
                                                        Proposal on director
                                           5/5/2006     election vote threshold      against          X                  shareholder

                                           5/5/2006     Proposal on Poison Pill      against          X                  shareholder
                                                        A vote for election of the
American International Group, Inc          5/5/2006     following nominees             for            X                  management
                                                        Ratification of the
                                                        selection of
                                                        Pricewaterhousecoopers
                AIG          26874107      5/5/2006     LLP as AIG's                   for            X                  management
                                                        indpendent registered
                                                        public accounting firm for
                                                        2006
                                                        Adoption of an executive
                                           5/5/2006     incentive plan                 for            X                  management
                                                        A vote for election  of the
omnicom Group  Inc                         5/10/2006    following nominees             for            X                  management

                                                                                                        Fund Vote
                                                                                                        ---------
                                                                                    Management
Issuer          Ticker       Cusip         Date         Proposal                    Recommendation    For     Against    Proponent
___________________________________________________________________________________________________________________________________

                                                        Ratification of KPMG LLP
                                                        as our  independent
                 OMC          681919106     5/10/2006   auditors for 2006              for            X                  management
                                                        A vote for election of the

Xerox  Corporation                          5/10/2006   following nominees             for            X                  management
                                                        Ratification  of the
                                                        selection  of
                                                        Pricewaterhousecoopers

                XRX          984121103     5/10/2006    LLP as independent             for            X                  management
                                                        registered public
                                                        accounting firm for2006
                                                        Shareholder proposal
                                                        relating to the election of

                                           5/10/2006    directors by  majority vote  against          X                  shareholder
                                                        Shareholder proposal
                                                        relating to senior executive
                                           5/10/2006    bonuses                      againts          X                  shareholder
                                                        A vote for election of the

Marsh & Mclennan Companies, Inc            5/10/2006    following nominees             for            X                  management

                                                        Ratification for selection of
                                                        independent registered
                MMC          571748102     5/10/2006    public accounting firm         for            X                  management
                                                        Stockholder proposal:
                                                        Director election voting
                                           5/10/2006    standard                     against          X                  shareholder
                                                        Stockholder proposal :
                                                        Political contribution
                                           5/10/2006    disclosure                   against          X                  shareholder
                                                        A vote for election of the
The Home Depot, Inc                        5/10/2006    following nominees             for            X                  management
                                                        Ratify the appointment of
                                                        KPMG LLP as
                                                        independent registered
                HD           437076102     5/10/2006    public                         for            X                  management
                                                        accounting firm for fiscal
                                                        2006
                                                        Shareholder proposal
                                                        regarding committee
                                           5/10/2006    report                       against          X                  shareholder
                                                        Shareholder proposal
                                                        regarding employment
                                           5/10/2006    diversity report             against          X                  shareholder
                                                        Shareholder proposal
                                                        regarding chariman and
                                           5/10/2006    ceo                          against          X                  shareholder
                                                        Shareholder proposal
                                                        regarding method of
                                           5/10/2006    voting for directors         against          X                  shareholder
                                                        Shareholder proposal
                                                        regarding retirement
                                           5/10/2006    benefits                     against          X                  shareholder
                                                        Shareholder proposal
                                                        regarding  political
                                           5/10/2006    contributions                against          X                  shareholder

                                                                                                        Fund Vote
                                                                                                        ---------
                                                                                    Management
Issuer          Ticker       Cusip         Date         Proposal                    Recommendation    For     Against    Proponent
___________________________________________________________________________________________________________________________________

                                                        Shareholder proposal
                                                        regarding governing
                                           5/10/2006    documents                    against          X                 shareholder
                                                        Shareholder proposal
                                                        regarding political
                                           5/10/2006    nonpartisanship              against          X                 shareholder
                                                        A vote for election of the
Nabors  Industries LTD                     5/20/2006    following nominees             for            X                  management
                                                        Appointment  of
                                                        Pricewaterhousecoopers
                                                        LLP as independent
                NBR             G6359F103  5/20/2006    auditors and to                for            X                  management
                                                        authorize the audit
                                                        committee of the board of
                                                        directors to set auditors'
                                                        remuneration

                                                        Management proposal:
                                                        Approval of the company's

                                           5/20/2006    amended and restated          for                      against    management
                                                        2003 employee stock plan
                                                        A vote for election of the
Wal-Mart Stores, Inc                       5/20/2006    following nominees            for          X                     management
                                                        Ratification of independent
                WMT          931142103     5/20/2006    accountants                   for          X                     management
                                                        Shareholder proposal
                                                        regarding humane poultry
                                           5/20/2006    slaughter                   against                 against      shareholder
                                                        Shareholder proposal
                                                        regarding political
                                           5/20/2006    contributions               against         X                    shareholder
                                                        Shareholder proposal
                                                        regarding a director
                                                        election majority vote
                                           5/20/2006    standard                    against         X                    shareholder
                                                        Shareholder  proposal
                                                        regarding a sustainability
                                           5/20/2006    report                      against         X                    shareholder
                                                        Shareholder proposal
                                                        regarding compensation
                                           5/20/2006    disparity                   against         X                    shareholder
                                                        Shareholder proposal
                                                        regarding an equity
                                           5/20/2006    compensation                against         X                    shareholder
                                                        A vote for election of the
Staples, Inc                               5/20/2006    following nominees           for            X                    management
                                                        To approve an
                                                        amendment to Staples' by-
                                                        laws providing for the
                SPLS         855030102     5/20/2006    annual                       for            X                    shareholder
                                                        election of directors

                                                                                                        Fund Vote
                                                                                                        ---------
                                                                                    Management
Issuer          Ticker       Cusip         Date         Proposal                    Recommendation    For     Against    Proponent
___________________________________________________________________________________________________________________________________

                                                        To ratify the selection by
                                                        the audit committee of
                                                        Ernst & Young LLP as
                                           5/20/2006    Staples'                     for            X                    management
                                                        independent registered
                                                        public accounting firm for
                                                        the current fiscal  year
                                                        To act on a shareholder
                                                        proposal on director
                                                        election majority vote
                                           5/20/2006    standard                   against          X                    shareholder
                                                        A vote for election  of the
Ingersoll-Rand  Company Limited            5/20/2006    following nominees           for            X                    management
                                                        Appointment on
                                                        independent auditors and
                                                        authorization of board of
                IR           G4776G101     5/20/2006    directors                    for            X                    management
                                                        to fix the auditors'
                                                        renumeration

Schlumberger                               4/1/2003     Directors recommended        for            X                    management

                                                        Adoption and approval of
                SLB          806857108                  financials and dividends     for            X                    management
                                                        Adoption and
                                                        admendment of articles of
                                                        incorporation                for            X                    management
                                                        Approval of admendment
                                                        and restatememnt of
                                                        Schlumberger 2005            for            X                     management
                                                        stock option plan
                                                        Approval of independent
                                                        registered public

                                                        accounting firm              for            X                     management


                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


The Piedmont Investment Trust


By: (Signature and Title)     /s/ David M. Clark III
                              ___________________________________
                              David M. Clark III, Trustee, President,
                              Treasurer, Principal Executive Officer,
                              and Principal Financial Officer

Date: August 29, 2006